THE ADVISORS’ INNER CIRCLE FUND III

GQG Partners Emerging Markets Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

GQG Partners Global Quality Dividend Income Fund

(the “Funds”)

Supplement dated December 5, 2022 to:

•	each Fund’s Summary Prospectus dated August 1, 2022 (together, the “Summary Prospectuses”); and
•	the Funds’ Prospectus dated August 1, 2022 (the “Prospectus”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, James Anders is no longer a portfolio manager of the Funds. All references to Mr. Anders in the Summary Prospectuses and Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GQG-SK-015-0100

THE ADVISORS’ INNER CIRCLE FUND III

GQG Partners Emerging Markets Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

GQG Partners Global Quality Dividend Income Fund

(the “Funds”)

Supplement dated December 5, 2022 to the Funds’ Statement of Additional Information dated August 1, 2022, as supplemented (the “SAI”).

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective immediately, James Anders is no longer a portfolio manager of the Funds. All references to Mr. Anders in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GQG-SK-017-0100